Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of maturity analysis of operating lease payments

Services agreements not to be terminated	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Within 1 year	50,820,240	79,375,436
Between 1 and 5 years	60,096,921	97,947,446
More than 5 years	33,177,327	-
Total	144,094,488	177,322,882

Schedule of purchase and supplies contracts

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	429,613,645	11,241,775
Between 1 and 5 years	1,786,939,620	2,083,941
More than 5 years	1,204,234,923	-
Total	3,420,788,188	13,325,716

Schedule of trials and claims

Company	Court	Description	Status	Estimated accrued loss contingency
Transportes CCU Ltda.	Supreme Court.	Compensation for damages.	Unification of Jurisprudence.	ThCh$ 72,000
Comercial CCU S.A.	Court of Appeal.	Collection of employee benefits.	Appeal of sentence.	ThCh$ 46,338
Comercial CCU S.A.	Court of Appeal.	Collection of employee benefits.	Appeal of sentence.	ThCh$ 30,779
Aguas de Origen S.A.	Labur Court.	Laboral trials.	Answered lawsuit.	USD 19,380 (ThCh$ 19,311)
Aguas de Origen S.A. (1)	Labur Court.	Laboral trials.	Sentence.	USD 608,876 (ThCh$ 606,721)
Aguas de Origen S.A. (2)	Labur Court.	Laboral trials.	Evidentiary stage.	USD 570,846 (ThCh$ 568,825)
Compañía Industrial Cervecera S.A. (3)	Labur Court.	Laboral trials.	Evidentiary stage.	USD 48,925 (ThCh$ 48,752)
Compañía Industrial Cervecera S.A.	Administrative Court.	Administrative claims of several municipalities for advertising and publicity fees.	Proceedings in administrative or judicial stage.	USD 22,000 (ThCh$ 21,922)
Bebidas Bolivianas S.A.	Labur Court.	Social benefits claim.	Sentence.	USD 28,160 (ThCh$ 28,060)
Zona Franca Central Cervecera S.A.S.	State Counsil.	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of November and December 2019.	Second instance sentence is awaited.	USD 852,041 (ThCh$ 849,025)
Zona Franca Central Cervecera S.A.S.	State Counsil.	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of January to October (except for August) of 2020.	Request for Addition and Clarification of the sentence.	USD 6,045,000 (ThCh$ 6,023,601)

(1)	Includes nine trials.
(2)	Includes twenty trials.
(3)	Includes three trials.

Schedule of Cicsa guarantees

Institution	Amount	Due date
Banco Crédito de Perú	USD 2,600,000	December 22, 2025